Revenue from Contracts with Customers:	12 Months Ended
Dec. 31, 2019
Revenue from Contracts with Customers:
Revenue from Contracts with Customers:

Note 3 - Revenue from Contracts with Customers:

The Company adopted IFRS 15 “Revenue from contracts with customers” starting on January 1, 2018. IFRS 15 specifies how and when to recognize income, in accordance with a 5-step model based on principles applied to all contracts with customers. In step 1, contracts with clients are identified. In step 2, performance obligations for each of the contracts are identified. In step 3, transaction prices are determined. In step 4, transaction prices are assigned to individual performance obligations. In step 5, the respective income is recorded when the company has complied with all performance obligations pertaining to each contract, the condition for which is that control of services has been transferred to the client.

After analysis of the contract under IFRS 15, the Company determines whether income arising from each contract should be recognized at a particular point in time or over time. That determination is based on specific criteria related to the point at which each performance obligation is transferred to the client.

The Company uses the simplified retrospective transition method, which resulted in changes to accounting policies and in a breakdown of performance obligations in the note on segments in the consolidated financial statements. The simplified retrospective transition method does not alter the information presented at the close of the preceding period.  Other IFRS 15 implications are described in the following portion of this note.

3.1)             Revenue recognition

Airports operated by the Company receive income from external clients for aeronautical services rendered to airlines and from rendering complementary services. The Company also recognizes income from construction services arising from concession agreements with government entities.

IFRS 15 provides practical expedients that allow entities to ignore the effects of a financing component in certain circumstances. In cases where goods or services are provided, the practical expedients focus on the point at which payment is made rather than the duration of the contract.  The practical expedients can be used even when the duration of the contract exceeds 12 months, provided the time difference between the performance obligations thereto and receipt of payment is less than 12 months. However, the practical expedients cannot be used to ignore the effects of financing in the first 12 months of a longer - term agreement that includes a significant financing component. The Company has opted to make use of these practical expedients for its agreements that exceed 12 months in length where the deadline for complying with its performance obligations thereto and receipt of payment is less than 12 months.

Following is a description of the principal types of service agreements from which the Company receives income.

3.1.1)   Aeronautical services

The Company operates airports in three countries (Mexico, Puerto Rico and Colombia), providing different aeronautical services involving principally the following performance obligations.

a.

Passenger fee rates (Airport Use Rate - TUA), which are calculated based on total outgoing passengers (other than diplomats, infants and passengers in transit) making use of air terminals operated by the Company.

b.	Landing rates, which contemplate landing services, the use of runways, taxiing strips, and bands.
c.	Platform use fees, based on the time an aircraft remains at a terminal after landing.
d.	Security, calculated on the basis of the total number of incoming and outgoing passengers.
e.	Baggage inspection fee, calculated on the basis of total number of outgoing passengers.
f.	Use of passenger walkways, which consists of rendering passenger walkways service connecting an aircraft to the terminal after landing.
g.

Fee for the use of passenger documentation counters; the fee is applied on the basis of the holding of documentation for one-hour periods. After the first hour has elapsed, the fee is charged proportionately for 30‑minute increments.

Revenue is measured based on the consideration specified in the tariff regulating system applicable to airports in each country for each performance obligation identified.  In Mexico, these are regulated by the Secretariat of Communications and Transport (SCT), in Puerto Rico by the Federal Aviation Administration (FAA) and in Colombia by Aerocivil.

Passenger, landing and security rates are recorded at a particular point in time, once the aircraft departure manifest has been delivered. Income arising from other performance obligations is recorded over time as the services are rendered.

Discounts

The Company may apply discounts to its rates, provided they are not discriminatory in the light of the laws in effect in the countries in which the Company operates. Discounts are granted based on the discount policy and conditions negotiated with the National Autotransportation Chamber (CANAERO), and regulated income must be delivered within a period of 30 days.

Revenue is recorded net of estimated discounts based on applicable rates.

The prompt-payment discount for regulated income principally the Airport Use Fees (TUA by its initials in Spanish) is established in each of the contracts signed with the airlines, and is subtracted from the aforementioned income.  In 2017, 2018 and 2019, the discount amounted to Ps.43,802, Ps.45,293 and Ps.47,374,  respectively. There is no balance for the contractual liability for that item.

Terms of payment

According to the airport service contract signed with clients, the credit term is 30 days; and the first of each month for complementary services.

3.1.2) Non-aeronautical services

The Company generates income from non-aeronautical services, which involve basically the following performance obligations:

a.

Access rates to nonpermanent overland transportation based on the number of access events experienced by the transportation companies operated by third parties providing passenger transportation services at the terminal.

b.	Carparks, rates based on the time vehicles remain at public parking areas.
c.	Retail sales, recorded when a product is sold to a client and payment on the transaction is made at the time of purchase.

Revenue arising from access rates to overland transportation and retail sales are recorded at a particular point in time, to the extent that the performance obligation is satisfied and the promised goods and services are transferred, while parking area income is recorded over time.

Contracts for commercial income

IFRS 15 must be applied to all contracts with clients. However, there are exceptions, such as contracts for the leasing of commercial space, which fall under IFRS 16 “Leases”.

Leasing income (non-regulated activities) are considered complementary services to the supply of regulated services so there is no separate infrastructure other than the intangible recognized under Note 8, nor is a right of use to be accounted for separately in the adoption of IFRS 16.

Presently, space leased at airports to airlines and other commercial lessees comprise the most significant source of income related to non-aeronautic services. Leasing income is accrued monthly and is determined by applying a percentage established in the lease contract to income from actual sales of lessees (interest), or an agreed minimum fee.

Commercial leasing operations include the leasing of automobiles, the sale of food and beverages, retail sales, sales made at kiosks, graphic advertising, overland transportation, fixed operations and other services rendered. Commercial income is partially recorded on the basis of lessee income and is partially based on minimum lease rates.

Leasing income is accrued monthly and is determined by applying a percentage established in the lease contract to income from actual sales of lessees (interest), or as an agreed minimum fee.  At December 31, 2017, 2018 and 2019 , variable leasing income was Ps.2,446,980, Ps.3,371,634 and Ps.3,435,382, respectively, and Ps.166,747, Ps.750,075 and Ps.830,287, respectively, for fixed leasing rates.

3.1.3) Construction services

As an operator of airport concessions, the Company is required to improve items under concession.  Works carried out within the airport are based on development plans authorized by the regulators.  Income from construction services are recognized in accordance with the methods prescribed (input method) for measuring progress towards completion approved by the grantor. Improvements made are expected to complement the infrastructure of the airport operated by the Group. IFRS 15 establishes that during the construction period of the infrastructure related to concessions received, they must be shown as “contract assets” in the statement of financial position, regardless of the type of consideration received (financial asset or intangible asset).  See Note 8.

Construction services carried out by the Group do not entitle it to a direct cash consideration; rather, it is entitled to charge users for airport services rendered at the terminals during the concession period. Income from construction services is measured at fair value of the services rendered, which increased the value of the intangible asset, plus the cost of capitalizable financing.

	Year ended
	December 31,
	2017		2018		2019

Income associated with intangible compulsory works (i)	Ps	35,154	Ps	15,672	Ps	151,805
Income associated with intangible complementary works (ii)		152,140		296,703		24,193

	Ps	187,294	Ps	312,375	Ps	175,998
(i)	Compulsory works. These are the works that the concessionaire undertakes to execute in compliance with the Airport Adjustment and Modernization Plan.
(ii)	Complementary works. These are the works that are not part of the Adequacy and Modernization Plan but are executed at the proposal of the concessionaire, or at the request of the grantors.

As of December 31, 2017, 2018 and 2019, revenues from construction services in Mexico were Ps.1,580,997, Ps.263,395 and Ps.725,047 and in Puerto Rico they were Ps.75,925, Ps.360,004 and Ps.335,148, respectively.

3.1.4) Airports Law and Regulations

Mexico

Under the Airports Law and regulations thereto, company income is classified as Airport Services, Complementary Airport Services and Commercial Services. Airport Services mainly consist of the use of runways, taxiways and platforms for landings and departures, parking for aircrafts, use of mechanical boarders, security services, hangars, car parking, as well as the general use of the terminals and other infrastructure by the aircrafts, passengers and cargo, including the rental of space that is essential for the operation of airlines and suppliers of complementary services. Complementary Services consist mainly of ramp services and handling of luggage and cargo, food services, maintenance and repair and related activities that provide support to the airlines. Revenues from access fees charged to third parties that provide complementary services are classified as Airport Services.

The Rate Regulation Law provides that the following sources of revenues are regulated under this system:

•	Revenues from airport services (as defined under the Mexican Airport Law), other than automobile parking, and
•	Access fees earned from third parties providing complementary services, other than those related to the establishment of administrative quarters that the SCT determines to be non-essential.

Non-regulated Services consist of services that are not considered essential for an airport's operation, such as the rental of spaces to businesses, restaurants and banks. Access fees and income from other services are recognized as services are rendered.

The following table sets forth Company revenue at December 31, 2017, 2018, and 2019 using the classification established in the Airport Law and the Regulations thereto. The grouping for the 2018 and 2019 periods was considered on the basis of performance obligations established under IFRS 15, whose difference as compared to 2017 grouping consist of showing the Company’s own retail sales which were Ps.621,850, under unregulated services with income arising from contract with clients.

	Year ended of December 31,
	2017			2018			2019
Regulated services:
Airport services for revenue from contracts with clients (*):
Passengers fees	Ps.	4,908,716		Ps.	6,547,645		Ps.	7,005,018
Landing fees		593,557			1,047,687			1,148,747
Platform		329,835			413,129			405,814
Security services		72,312			91,996			102,216
Baggage inspection fees		223,847			268,940			296,143
Passengers walkway		300,847			509,440			575,464
Passengers documentation counters		15,650			18,152			16,821
Other airport services		299,067			325,546			340,007

	Ps.	6,743,831	(***)	Ps.	9,222,535	(***)	Ps.	9,890,230	(***)

Non regulated services:
Non regulated services for revenue from contracts with customers:
Retail stores	Ps.	—		Ps.	621,850		Ps.	895,591
Access fees on non-permanent ground transportation		47,756			57,885			63,159
Car parking and related Access fees		183,977			298,536			319,200
Other services		124,241			151,952			151,596
		355,974			1,130,223			1,429,546
Commercial services		3,645,797			4,121,709			4,265,669

Total non-regulated services (**)		4,001,771			5,251,932			5,695,215

Construction services		1,844,216			935,774			1,236,194

Total	Ps.	12,589,818		Ps.	15,410,241		Ps.	16,821,639

(*)       For 2017,2018 and 2019, this amount includes Mexico regulated income of Ps.5,579,096, Ps.6,245,170 and Ps.6,628,146, Aerostar regulated income of Ps.939,042, Ps.1,700,859 and Ps.1,870,427, Airplan regulated income of Ps.225,693, Ps.1,276,506 and Ps.1,391,657, respectively.

(**)     This line item in the consolidated statement of income (non-aeronautical services) includes complementary and airport services totaling Ps.259,612, Ps.279,625 and Ps.293,256 for the 2017, 2018 and 2019  periods, respectively.

(***)   Regulated services for 2017 are opened for comparative purposes with the years 2018 and 2019, in which they were opened by the application of IFRS 15.

Puerto Rico

According to the agreement entered into by the Puerto Rico Authority and Aerostar,  Aerostar income is classified as either regulated services or non-regulated services.  See Notes 3.1.1 and 3.1.2.

Colombia

Under resolution 4530 of the Special Administrative Unit of Civil Aeronautics in Colombia, Airplan revenue is classified as either regulated services or non-regulated services.  See Notes 3.1.1 and 3.1.2.

Beginning for the 2018 period, the grouping was considered on the basis of performance obligations established under IFRS 15, whose difference as compared to the 2017 grouping consists of showing the Company’s own retail sales, which were Ps.621,850 in 2018 and Ps.895,591 in 2019; access fees on non-permanent ground transportation, which were Ps.57,885 and Ps.63,159 in 2018 and 2019, respectively; and car parking and related access fees, which were Ps.298,536 and Ps.319,200 in 2018 and 2019, respectively, under non-regulated services with revenue arising from contracts with clients.

The following table sets forth revenue from leasing of commercial spaces by type for the years indicated.

	Year ended of December 31,
	2017		2018		2019
Commercial revenues:
Retail stores	Ps.	1,194,772		—		—
Access fees on non-permanent ground transportation		47,756				—
Car parking and related Access fees		183,977				—
Duty free shops		881,705	Ps.	1,861,116	Ps.	1,785,508
Food and beverage		609,304		738,371		820,001
Advertising revenues		139,545		161,214		187,192
Car rental companies		379,162		611,864		673,969
Banking and currency exchange services		97,311		119,855		115,927
Teleservices		12,973		14,139		16,038
Ground transportations		5,729		76,106		98,033
Other services		325,296		539,044		569,001

Total commercial revenues	Ps.	3,877,530	Ps.	4,121,709	Ps.	4,265,669

As shown in the following, the estimates for future revenues (per year), comes from non-cancelable operating leases considering the commercial contracts of minimum rent.

For the years ended December 31:

	Year ended December 31,
	2017		2018		2019
2018	Ps.	3,986,487		—		—
2019		2,584,950	Ps.	3,535,065		—
2020		2,358,698		3,257,229	Ps.	3,427,985
2021		2,054,600		2,880,142		3,091,690
2022		4,159,744		2,861,442		2,995,000
2023 to 2029		6,940,544		16,382,714		16,874,195

Total	Ps.	22,085,023	Ps.	28,916,592	Ps.	26,388,870